Expense Example - Investor A, Investor C and Institutional - BlackRock New Jersey Municipal Bond Fund	Sep. 28, 2020 USD ($)
Institutional Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 65
Expense Example, with Redemption, 3 Years	244
Expense Example, with Redemption, 5 Years	437
Expense Example, with Redemption, 10 Years	997
Investor A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	512
Expense Example, with Redemption, 3 Years	726
Expense Example, with Redemption, 5 Years	956
Expense Example, with Redemption, 10 Years	1,619
Investor C Shares
Expense Example:
Expense Example, with Redemption, 1 Year	267
Expense Example, with Redemption, 3 Years	545
Expense Example, with Redemption, 5 Years	947
Expense Example, with Redemption, 10 Years	$ 2,073